CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,202,997)	$ (188,775)	¥ (221,375)	¥ (510,387)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation and amortization	7,695	1,208	3,781	4,842
Share-based compensation expenses	47,067	7,386	102,750	745,873
Gain on short-term investments	(112)	(18)	(321)	(2,771)
Impairment loss for non-current assets	11,543	1,811
Goodwill impairment	31,188	4,894
Impairment loss for long-term equity investment	26,000	4,080	0	16,000
Impairment loss for equity method investments	187,329	29,396
Share of (profit) loss from equity method investments, net of income tax	47	7	(3,970)	(21,772)
Other income, net				(8,321)
Dividend received from equity method investments			644	9,602
Allowance for doubtful accounts	612,653	96,139	68,581	58,981
Loss on disposal of property and equipment	322	51	51	439
Foreign currency exchange (gain) loss, net	394	62	4,084	(237)
Deferred income tax benefit	3,424	537	1,912	1,178
Changes in operating assets and liabilities, net of effects of acquisition and consolidating equity method investees (see note 10)
Accounts receivable	867,027	136,055	(130,045)	(893,223)
Prepayments and other assets	98,000	15,377	8,596	29,846
Accounts payable	(620,361)	(97,349)	(101,264)	769,363
Customers' refundable fees	(8,286)	(1,300)	(8,842)	3,219
Accrued expenses and other payables	(126,563)	(19,860)	(62,010)	(84,943)
Income tax payables	5,012	786	12,433	822
Net cash provided by (used in) operating activities	(60,618)	(9,513)	(324,995)	118,511
Cash flows from investing activities:
Purchase of property, equipment and software	(12,461)	(1,955)	(10,248)	(1,695)
Proceeds from disposal of property, equipment and software	252	40	52	3,566
Investment in equity method investments	(84,566)	(13,270)	(1,458)	(579,492)
Cash paid for business combinations, net of cash acquired			(8,652)
Return of capital from equity method investees	50,088	7,860	115,449	358,558
Proceeds from disposal of an equity method investment				4,500
Loans to equity method investees			(92,116)
Cash paid for short-term investments	(104,139)	(16,342)	(1,266,273)	(456,167)
Proceeds from disposal of short-term investments	107,101	16,806	1,269,094	518,921
Net cash (used in) provided by investing activities	(43,725)	(6,861)	5,848	(151,809)
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost				498,436
Contribution from noncontrolling shareholder	1,535	241
Cash proceeds from short-term bank borrowings	154,180	24,194	540,943	540,030
Repayment for short-term bank borrowings	(462,844)	(72,630)	(587,500)	(445,030)
Net cash provided by (used in) financing activities	(307,129)	(48,195)	(46,557)	593,436
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(8,320)	(1,306)	(32,138)	(20,484)
Net increase (decrease) in cash, cash equivalents and restricted cash	(419,792)	(65,875)	(397,842)	539,654
Cash, cash equivalents and restricted cash at the beginning of the year	936,030	146,884	1,333,872	794,218
Cash, cash equivalents and restricted cash at the end of the year	516,238	81,009	936,030	1,333,872
Supplemental information
Interest paid	(18,277)	(2,868)	(23,938)	(18,411)
Income tax paid	¥ (445)	$ (70)	¥ (320)	(1,717)
Disposal of a subsidiary with net liability				¥ (1,900)